Employment, Post-Employment Benefits and Share Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2024
Employment, Post-Employment Benefits and Share Compensation Plans
Summary of movement in employee benefit obligations

	2024	2023
In k€	Present	Present
	value of	value of
	obligation	obligation
As of January 1	(14,872)	(14,499)
Benefit payments from the employer	1,239	617
Current service cost	(1,463)	(1,266)
Past service costs	—	830
Effect of curtailment	1,762	—
Operating costs, net	299	(436)
Interest expense (income)	(374)	(428)
Amount recognized in the Income Statement	(76)	(864)
Remeasurements:
(Gain)/loss from change in demographic assumptions	989	(12)
(Gain)/loss from change in financial assumptions	696	(105)
(Gain)/loss from experience	(219)	(8)
Thereof - Amounts recognized in the Income Statement	244	—
Thereof - Amounts recognized in Other Comprehensive Income	1,222	(125)
As of December 31	(12,241)	(14,872)

Summary of assumptions used for calculation of employee benefit pension plan obligation

	Discount Rate		Salary Increase
	2024	2023	2024	2023
France	3.30%	3.25%	2.50%	3.00%

Summary of sensitivity analysis for actuarial assumptions

	2024		2023
	Increase	Decrease	Increase	Decrease
+0.5/-0.5%	k€	k€	k€	k€
Discount rate	(559)	605	648	(702)
Salary increase	546	(510)	(701)	652

Summary of the status of the SPAs

A summary of the status of the Share Performance and Restricted Share Plans as of December 31, 2024, 2023, 2022 and the respective changes during the year is presented as follows:

	December 31
	2024	2024	2023	2023	2022	2022
		Weighted		Weighted		Weighted
	Share	average	Share	average	Share	average
in k€	Awards	exercise price	Awards	exercise price	Awards	exercise price
	in thousands	in € per share	in thousands	in € per share	in thousands	in € per share
Granted SPAs/RSAs at the beginning of the year	2,004	1.00	1,505	1.00	1,325	1.00
SPAs/RSAs granted	536	1.00	886	1.00	469	1.00
Adjustment based upon KPI target achievement	134	1.00	28	1.00	—	1.00
Exercised SPAs/RSAs	(368)	1.00	(233)	1.00	(209)	1.00
Forfeited SPAs/RSAs	(392)	1.00	(182)	1.00	(80)	1.00
Expired SPAs/RSAs	(18)	1.00	—	1.00	—	1.00
SPAs/RSAs granted at the end of the year	1,897	1.00	2,004	1.00	1,505	1.00
Thereof exercisable	—	1.00	—	1.00	—	1.00

A summary of the status of the Restricted Share Unit Plans as of December 31, 2024, 2023, 2022 and the respective changes during the year is presented as follows:

	December 31
	2024	2024	2023	2023	2022	2022
		Weighted		Weighted		Weighted
	Restricted	average	Restricted	average	Restricted	average
	Share Units	exercise	Share Units	exercise	Share Units	exercise
	(RSUs)	price	(RSUs)	price	(RSUs)	price
		in € per		in € per		in € per
	in thousands	share	in thousands	share	in thousands	share
Granted RSUs at the beginning of the year	567	—	—	—	—	—
RSUs granted	592	—	603	—	—	—
Exercised RSUs	(161)	—	—	—	—	—
Forfeited RSUs	(249)	—	(36)	—	—	—
RSUs granted at the end of the year	749	—	567	—	—	—
Thereof exercisable	—	—	—	—	—	—

Summary of inputs into the Monte-Carlo-Simulation model

	SPP 2022	RSP 2020	SPP 2022	RSP 2020	RSP 2020
	granted	granted	granted	granted	granted
	March	October	March	October	May
	2024	2023	2023	2022	2022
Risk-free interest rate in %	2.48	2.66	2.84	2.03	0.57
Volatility of the Evotec SE share in %	49.00	45.00	50.00	51.00	45.00
Volatility of the TecDAX index in %.	15.00	—	24.00	—	—
Fluctuation in %	0.0 - 5.0	5.0	5.00	5.00	0.0 - 5.0
Exercise price in €	1.00	1.00	1.00	1.00	1.00
Share price on the day of issue in €	13.11	16.79	16.67	19.47	25.26
TecDAX index price on the day of issue in points	3,422.55	—	3,202.25	—	—
Fair value in accordance with IFRS 2 on the date of issue per SPA of the Executive Board in €	9.79	—	12.36	—	22.87
Fair value in accordance with IFRS 2 on the date of issue per SPA of the executives in €	11.17	15.91	17.07	18.57	24.29

	SPP 2017	RSP 2020	RSP 2020	SPP 2017
	granted	granted	granted	granted
	January	October	May	February
	2022	2021	2021	2021
Risk-free interest rate in %	(0.46)	(0.43)	(0.57)	(0.78)
Volatility of the Evotec SE share in %	37.00	35.00	40.00	42.00
Volatility of the TecDAX index in %.	17.00	—	—	29.00
Fluctuation in %	0.0 - 5.0	5.00	0.0 - 5.0	0.0 - 5.0
Exercise price in €	1.00	1.00	1.00	1.00
Share price on the day of issue in €	34.90	44.98	35.49	32.25
TecDAX index price on the day of issue in points	3,411.87	—	—	3,375.67
Fair value in accordance with IFRS 2 on the date of issue per SPA of the Executive Board in €	31.30	—	33.50	31.34
Fair value in accordance with IFRS 2 on the date of issue per SPA of the executives in €	33.66	43.96	34.47	36.65